Sterling Capital Small Cap Value Fund
1
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Shares Fair Value
COMMON STOCKS — 98.6%
Aerospace & Defense — 2.6%
126,950
Moog, Inc., Class A ................
$ 10,078,560
Auto Components — 1.7%
61,170
Dorman Products, Inc.(a) ............
6,710,961
Banks — 17.1%
165,120
Community Bank System, Inc. ........
10,448,794
204,060
Glacier Bancorp, Inc. ...............
9,676,525
266,467
Old National Bancorp ...............
3,941,047
42,930
Signature Bank ...................
7,693,485
16,865
SVB Financial Group(a) .............
6,661,506
276,611
Umpqua Holdings Corp. .............
4,638,766
117,945
United Bankshares, Inc. .............
4,136,331
175,280
Webster Financial Corp. .............
7,388,052
141,530
Wintrust Financial Corp. .............
11,343,630
65,928,136
Capital Markets — 1.6%
53,890
Affiliated Managers Group, Inc. .......
6,283,574
Chemicals — 3.3%
318,782
Avient Corp. .....................
12,776,783
Construction & Engineering — 3.4%
181,320
MasTec, Inc.(a) ...................
12,993,391
Electric Utilities — 2.6%
205,695
Portland General Electric Co. .........
9,941,239
Electrical Equipment — 2.4%
154,875
EnerSys .........................
9,131,430
Electronic Equipment, Instruments &
Components — 3.9%
167,788
Belden, Inc. ......................
8,938,067
116,400
ePlus, Inc.(a) .....................
6,183,168
15,121,235
Entertainment — 1.6%
52,255
Take-Two Interactive Software, Inc.(a) ...
6,402,805
Equity Real Estate Investment Trusts (REITs)
— 7.2%
269,253
First Industrial Realty Trust, Inc. .......
12,784,132
198,614
Highwoods Properties, Inc. ...........
6,790,613
371,840
Medical Properties Trust, Inc. .........
5,677,997
51,148
SL Green Realty Corp. ..............
2,360,480
27,613,222
Food & Staples Retailing — 8.3%
205,775
BJ's Wholesale Club Holdings, Inc.(a) ...
12,823,898
68,605
Casey's General Stores, Inc. ..........
12,690,553
139,420
Performance Food Group Co.(a) .......
6,410,531
31,924,982
Gas Utilities — 3.1%
135,970
Southwest Gas Holdings, Inc. .........
11,840,268
Shares Fair Value
COMMON STOCKS — (continued)
Household Durables — 2.3%
170,500
Ethan Allen Interiors, Inc. ............
$ 3,445,805
76,655
Meritage Homes Corp.(a) ............
5,557,488
9,003,293
Insurance — 7.9%
101,750
Hanover Insurance Group, Inc. (The) ....
14,880,937
180,770
Selective Insurance Group, Inc. ........
15,716,144
30,597,081
Life Sciences Tools & Services — 2.9%
37,218
West Pharmaceutical Services, Inc. .....
11,253,607
Machinery — 6.5%
154,665
Crane Holdings Co. ................
13,542,467
139,170
Oshkosh Corp. ....................
11,431,424
24,973,891
Oil, Gas & Consumable Fuels — 4.5%
72,570
Callon Petroleum Co.(a) .............
2,844,744
81,370
Matador Resources Co. ..............
3,791,028
163,830
Northern Oil & Gas, Inc. ............
4,138,346
27,460
Oasis Petroleum, Inc. ...............
3,340,509
49,620
Whiting Petroleum Corp. ............
3,375,649
17,490,276
Professional Services — 3.9%
53,595
CACI International, Inc., Class A(a) .....
15,101,999
Semiconductors & Semiconductor Equipment
— 5.7%
289,382
ON Semiconductor Corp.(a) ..........
14,558,809
78,304
Qorvo, Inc.(a) ....................
7,385,633
21,944,442
Software — 2.5%
89,912
PTC, Inc.(a) ......................
9,561,242
Specialty Retail — 0.8%
89,610
TravelCenters of America, Inc.(a) ......
3,088,857
Trading Companies & Distributors — 2.8%
10,000
Herc Holdings, Inc. ................
901,500
41,016
United Rentals, Inc.(a) ..............
9,963,197
10,864,697
Total Common Stocks
(Cost $141,587,323) .............. 380,625,971

Sterling Capital Small Cap Value Fund

Schedule of Portfolio Investments — (continued)
June 30, 2022 (Unaudited)
Continued
Shares Fair Value
MONEY MARKET FUND — 1.5%
5,775,254
Federated Treasury Obligations Fund,
Institutional Shares, 1.37%(b) .......
$ 5,775,254
Total Money Market Fund
(Cost $5,775,254) ................ 5,775,254
Total Investments — 100.1%
(Cost $147,362,577) ........................... 386,401,225
Net Other Assets (Liabilities) — (0.1)% .............. (572,294)
NET ASSETS — 100.0% .......................
$ 385,828,931
(a) Represents non-income producing security.
(b) Represents the current yield as of report date.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Small Cap Value Fund
June 30, 2022 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Small Cap Value Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2022 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Small Cap Value Fund — (continued)
June 30, 2022 (Unaudited)
The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2022 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
When-Issued and Forward Commitments —
The Fund may purchase securities on a “when-issued” basis. The Fund may also purchase or sell securities on a forward commitment basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Small Cap Value Fund ................. $ 386,401,225(a) $ — $ — $ 386,401,225
(a) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.